Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW") (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The Company’s investment activities in AFSW for the nine months ended September 30, 2020 and the year ended December 31, 2019 are summarized below (in thousands):

	For the Nine Months Ended September 30, 2020	For the Year Ended December 31, 2019
Beginning balance	$(1,688)	$(659)
Investment	5,327	2,698
Loss	(5,218)	(3,703)
Effect of exchange rate change	(105)	(24)
Ending balance	$(1,684)	$(1,688)

Summarized financial information (unaudited) of AFSW for the periods indicated, as provided by the controlling owner, are as follows (in thousands):

			As of
			September 30, 2020	December 31, 2019
Current assets			$1,138	$3,733
Long-term assets			$5,412	$5,101
Other current liabilities			$2,557	$931
Due to controlling owner			$19,633	$17,913
Due to Transphorm			$10,910	$5,349
Net deficit			$(26,550)	$(15,359)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Sales	$492	$2,613	$2,278	$8,864
Gross loss	$(3,170)	$(835)	$(8,515)	$(4,002)
Net loss	$(3,965)	$(1,585)	$(10,649)	$(6,130)

The Company’ investment activities in AFSW for the years ended December 31, 2019 and 2018 are summarized below (in thousands):

	2019	2018
Beginning balance at January 1,	$(659)	$(98)
Investment	2,698	1,852
Loss	(3,703)	(2,404)
Effect of exchange rate change	(24)	(9)
Ending balance at December 31,	$(1,688)	$(659)

Summarized financial information of AFSW as of December 31, 2019 and 2018 and are as follows (in thousands) as provided by the controlling owner:

	As of December 31,
	2019	2018
Current assets	$3,733	$4,096
Long-term assets	$5,101	$4,194
Other current liabilities	$931	$961
Due to controlling owner	$17,913	$12,031
Due to Transphorm	$5,349	$2,960
Net deficit	$(15,359)	$(7,662)

	Year Ended December 31,
	2019	2018
Sales	$11,599	$22,283
Gross loss	$(4,849)	$(2,523)
Net loss	$(7,557)	$(4,906)